Taxation - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 5,763,386	¥ 3,564,719	¥ 2,214,951
Balance at end of the year	10,277,822	5,763,386	3,564,719
Additions [Member]
Valuation Allowance [Line Items]
Valuation allowance	3,990,147	2,221,222	1,511,434
Acquisition of subsidiaries [Member]
Valuation Allowance [Line Items]
Valuation allowance	536,974
Loss utilized and expired [Member]
Valuation Allowance [Line Items]
Valuation allowance	(92,086)	(6,001)	(128,212)
Effect of change in tax rate [Member]
Valuation Allowance [Line Items]
Valuation allowance	¥ 79,401	¥ (16,554)	¥ (33,454)